RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.5%
8,201	Curtiss-Wright Corporation	$ 6,131,150
17,154	General Dynamics Corporation	5,949,350
		12,080,500
	APPAREL & TEXTILE PRODUCTS - 2.0%
59,427	Deckers Outdoor Corporation(a)	6,765,764

	CHEMICALS - 1.6%
20,011	Air Products and Chemicals, Inc.	5,575,465

	COMMERCIAL SUPPORT SERVICES - 3.3%
35,945	FTI Consulting, Inc.(a)	5,506,055
29,682	Republic Services, Inc.	5,949,460
		11,455,515
	CONSTRUCTION MATERIALS - 1.6%
16,387	Carlisle Companies, Inc.	5,650,401

	DIVERSIFIED INDUSTRIALS - 3.5%
27,871	Honeywell International, Inc.	6,629,396
28,665	ITT, Inc.	5,589,675
		12,219,071
	ELECTRICAL EQUIPMENT - 5.2%
25,439	AMETEK, Inc.	5,745,398
14,828	Eaton Corporation PLC	5,940,097
35,079	nVent Electric PLC	5,857,842
		17,543,337
	ENGINEERING & CONSTRUCTION - 4.7%
73,677	AECOM	5,110,973
6,427	EMCOR Group, Inc.	5,313,972
49,596	Jacobs Solutions, Inc.	5,944,577
		16,369,522
	HEALTH CARE FACILITIES & SERVICES - 5.3%
108,380	Centene Corporation(a)	6,459,448
20,819	Cigna Group	5,775,191

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.3% (Continued)
33,257	IQVIA Holdings, Inc.(a)	$ 6,059,758
		18,294,397
	INDUSTRIAL SUPPORT SERVICES - 5.0%
56,942	RB Global, Inc.	6,055,782
14,177	Watsco, Inc.	5,204,377
4,889	WW Grainger, Inc.	6,034,199
		17,294,358
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
38,191	Intercontinental Exchange, Inc.	5,646,539

	INSURANCE - 6.8%
29,933	Arthur J. Gallagher & Company	6,019,825
105,066	Brown & Brown, Inc.	5,909,963
36,264	Marsh & McLennan Companies, Inc.	5,801,152
21,806	Primerica, Inc.	5,886,966
		23,617,906
	INTERNET MEDIA & SERVICES - 3.3%
15,089	Alphabet, Inc., Class C	5,679,952
79,264	Uber Technologies, Inc.(a)	5,580,186
		11,260,138
	LEISURE FACILITIES & SERVICES - 3.5%
30,226	Darden Restaurants, Inc.	6,163,384
32,508	Texas Roadhouse, Inc.	5,871,595
		12,034,979
	MACHINERY - 5.0%
59,574	Franklin Electric Company, Inc.	5,860,890
76,070	Graco, Inc.	5,739,482
77,205	Ingersoll Rand, Inc.	5,530,966
		17,131,338
	MEDICAL EQUIPMENT & DEVICES - 8.5%
95,243	Alcon, Inc.	6,313,658
109,930	Boston Scientific Corporation(a)	5,310,718
28,802	ResMed, Inc.	5,488,797
28,510	STERIS plc	6,064,932

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.5% (Continued)
20,746	Stryker Corporation	$ 6,329,398
		29,507,503
	RETAIL - DISCRETIONARY - 3.5%
38,585	TJX Companies, Inc.	5,971,029
193,750	Tractor Supply Company	6,108,937
		12,079,966
	SOFTWARE - 7.1%
14,935	Intuit, Inc.	4,951,401
17,137	Roper Technologies, Inc.	5,578,608
65,720	ServiceNow, Inc.(a)	8,173,596
85,810	SS&C Technologies Holdings, Inc.	5,793,891
		24,497,496
	TECHNOLOGY HARDWARE - 3.6%
9,522	Teledyne Technologies, Inc.(a)	5,902,021
26,860	Zebra Technologies Corporation, Class A(a)	6,543,902
		12,445,923
	TECHNOLOGY SERVICES - 17.6%
33,180	Accenture PLC, Class A	6,206,983
93,448	Amdocs Ltd.	5,884,421
28,085	Automatic Data Processing, Inc.	6,230,376
39,814	Broadridge Financial Solutions, Inc.	6,120,208
12,365	CACI International, Inc., Class A(a)	6,349,551
34,095	Equifax, Inc.	5,652,610
26,459	FactSet Research Systems, Inc.	6,494,891
106,875	Fiserv, Inc.(a)	6,044,850
45,894	Leidos Holdings, Inc.	5,865,253
18,640	Visa, Inc., Class A	6,083,350
		60,932,493
	TRANSPORTATION & LOGISTICS - 1.8%
13,224	Saia, Inc.(a)	6,246,621

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
COMMON STOCKS — 98.0% (Continued)

	TOTAL COMMON STOCKS (Cost $356,930,331)	$ 338,649,232

	TOTAL INVESTMENTS - 98.0% (Cost $356,930,331)	$ 338,649,232
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	7,062,962
	NET ASSETS - 100.0%	$ 345,712,194

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.